6. LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2017
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
	September 2017	December 2016
Secured loan	$626,376	$—
Note payable	74,444	82,585
Less: current portion	(28,343)	(6,183)
Total long-term debt, less current portion	$672,477	$76,402

Maturities of Long-Term Debt
	September 2017	December 2016
Next 12 months	$32,400	$32,400
2 years	42,043	32,400
3 years	626,376	17,785
	$700,819	$82,585